Note 13 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2015	2014
Net operating revenues from:
Waste management services:
External customer revenues	$38,278	$38,603
Intersegment revenues	-	-
Total waste management services	38,278	38,603

Golf and related operations:
External customer revenues	14,812	12,869
Intersegment revenues	90	92
Total golf and related operations	14,902	12,961

Segment operating revenues	53,180	51,564
Intersegment eliminations	(90)	(92)
Total net operating revenues	$53,090	$51,472

Income (loss) before income taxes:
Waste management services	$1,758	$2,899
Golf and related operations	(26)	(1,175)
Segment income before taxes	1,732	1,724
Corporate interest income	-	1
Corporate interest expense	(130)	(38)
Corporate other income, net	24	32
General corporate expenses	(2,789)	(2,904)
Loss before income taxes	$(1,163)	$(1,185)

Depreciation and amortization expense:
Waste management services	$646	$506
Golf and related operations	1,732	1,475
Corporate	182	174
Total	$2,560	$2,155

Capital expenditures:
Waste management services	$10	$3,112
Golf and related operations	8,769	4,459
Corporate	14	113
Total	$8,793	$7,684

Total assets:
Waste management services	$22,575	$19,381
Golf and related operations	43,390	36,449
Corporate	47,800	44,613
Subtotal	113,765	100,443
Elimination of intersegment receivables	(51,463)	(42,599)
Total	$62,302	$57,844